FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Financial Assets Measured at Fair Value on Recurring Basis

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$303,780	$—	$—	$303,780
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,624,096	—	1,624,096
Government-sponsored enterprises	—	337,471	—	337,471
Government and corporate debentures - floating interest rate	—	195,759	—	195,759
Auction rate securities	—	—	6,078	6,078
Foreign currency derivative contracts	—	(351)	—	(351)

Total financial assets	$303,780	$2,156,975	$6,078	$2,466,833

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$169,894	$—	$—	$169,894
Marketable securities:
Government and corporate debentures - fixed interest rate	—	1,941,781	—	1,941,781
Government-sponsored enterprises	—	444,879	—	444,879
Government and corporate debentures - floating interest rate	—	98,148	—	98,148
Auction rate securities	—	—	2,697	2,697
Foreign currency derivative contracts	—	1,469	—	1,469

Total financial assets	$169,894	$2,486,277	$2,697	$2,658,868

Fair Value Measurements Using Significant Unobservable Inputs

The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended December 31, 2012:

Auction rate securities
Balance at January 1, 2011	$7,990
Recognized gains in income	2,017
Securities sold during 2011	(3,929)

Balance at December 31, 2011	6,078
Securities sold during 2012	(3,381)

Balance at December 31, 2012	$2,697